Other Operating Expenses - Summary of Intangible Amortisation and (Reversals of) Impairments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property development [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	€ 15	€ 2	€ 3
Total	15	2	3
Software and other intangible assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	12	30	44
Total	12	30	44
(Reversals of) other impairments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	35	42	112
Reversals of impairments	(17)	(24)	(5)
Total	19	18	107
Property and equipment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	9	10	65
Reversals of impairments	(17)	(24)	(5)
Total	€ (8)	€ (14)	€ 60